Label	Element	Value
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Short-Term Tax-Exempt Bond Fund®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Short-Term Tax-Exempt Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Keep this supplement with your prospectus.
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 790
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 909
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 773
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.32%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 405
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.25%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	79
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 317

[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.